Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2025
Income, expense, gains or losses of financial instruments [abstract]
Disclosure of Net Financial Income (loss)

	For the years ended December 31,
(in thousands of euros)	2025	2024	2023
Income from cash and cash equivalents	985	2,629	1,217
Foreign exchange gains	1,107	5,220	785
Total financial income	2,092	7,849	2,002
Interest cost	(10,265)	(7,916)	(7,779)
Net impact of accretion, discounting and catch-up on EIB loan	(480)	2,832	285
Lease debt interests	(130)	(170)	(203)
Other financial expense	(16)	—	—
Losses on fair value variation	—	—	(4,230)
Foreign exchange losses	(4,341)	(2,235)	(2,877)
Total financial expenses	(15,233)	(7,488)	(14,803)
Net financial income (loss)	(13,141)	361	(12,801)